INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense Attributable to Income From Continuing Operation

Income tax (expense) benefit attributable to income from continuing operations consists of:

	06/30/2018	06/30/2017
Income tax and social contribution
Current tax (expense)	59,101	(631,440)
Deferred tax (expense) benefit	(83,733)	893,047

Total	(24,632)	261,607

Income tax (expense) benefit attributable to income from continuing operations consists of:

	2017	2016	2015 restated
Income tax and social contribution
Current tax (expense)	(906,080)	(712,814)	(781,576)
Deferred tax (expense) benefit	1,257,067	(1,532,299)	(2,598,352)

Total	350,987	(2,245,113)	(3,379,928)

Summary of Tax Rate Reconciliation From Continuing Operation

The tax rate reconciliation from continuing operation consists of the following:

	06/30/2018	06/30/2017
Income (loss) before taxes (i)	16,032,978	(1,016,302)
Income tax and social contribution
Income tax and social contribution at statutory rate (34%)	(5,451,213)	345,543
Valuation allowance (ii)	(6,618,473)	106,055
Tax effects of permanent exclusions (iii)	14,707,677	152,929
Tax effects of permanent additions and nondeductible expenses	(391,724)	(362,413)
Tax effects of differentiated tax rates	(2,275,789)
Tax incentives (basically, operating income)	7,242	19,289
Other	(2,352)	204
Income tax and social contribution effect on profit or loss	(24,632)	261,607

(i)	At June 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:

	06/30/2018
	Brazil	Foreign operations	Total
Profit (loss) before income taxes	27,058,184	(11,025,206)	16,032,978
Income tax benefit	(57,508)	32,876	(24,632)
Current tax (expense)	76,694	(17,593)	59,101
Deferred tax (expense) benefit	(134,202)	50,469	(83,733)

	06/30/2017
	Brazil	Foreign operations	Total
Profit (loss) before income taxes	(544,715)	(471,587)	(1,016,302)
Income tax (expense)	265,908	(4,301)	261,607
Current tax (expense)	(624,239)	(7,201)	(631,440)
Deferred tax (expense) benefit	890,146	2,901	893,047

(ii)	Refers to the increase (decrease) in the valuation allowance related to the deferred tax asset.

(iii)	The main permanent deduction tax effects are represented by the restructuring of the liabilities included in the Reorganization Judicial Plan.

The tax rate reconciliation from continuing operation consists of the following:

	2017	2016	2015
Income (loss) before taxes (i)	(4,378,648)	(13,434,628)	(6,547,115)
Income tax and social contribution
Income tax and social contribution at statutory rate (34%)	1,488,740	4,567,774	2,226,019
Valuation allowance (ii)	(1,134,511)	(4,048,859)	(5,170,681)
Effect of foreign tax rate differential (iii)	(23,063)	(12,574)	(106,388)
Tax effects of nondeductible expenses (iv)	(92,831)	(2,892,381)	(268,989)
Tax effects of tax-exempt income (iv)	373,321	121,546	114,052
Tax incentives (basically, operating income) (v)	14,007	21,121	7,332
Tax amnesty program (vi)	(274,529)	—	(165,676)
Other	(147)	(1,740)	(15,597)

Income tax and social contribution effect on profit or loss	350,987	(2,245,113)	(3,379,928)

(i)	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows:

	2017
	Brazil	Foreign operations	Total
Loss before income taxes	(3,115,832)	(1,262,816)	(4,378,648)
Income tax benefit	311,895	39,092	350,987
Current tax (expense)	(893,031)	(13,049)	(906,080)
Deferred tax (expense) benefit	1,204,926	52,141 (*)	1,257,067

(*)	The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale.

	2016
	Brazil	Foreign operations	Total
Loss before income taxes	(12,402,406)	(1,032,222)	(13,434,628)
Income tax (expense)	(2,054,234)	(190,879)	(2,245,113)
Current tax (expense)	(521,773)	(191,041)	(712,814)
Deferred tax (expense) benefit	(1,532,461)	162	(1,532,299)

	2015
	Brazil	Foreign operations	Total
Loss before income taxes	(5,650,150)	(896,965)	(6,547,115)
Income tax (expense)	(3,191,187)	(188,741)	(3,379,928)
Current tax (expense)	(589,090)	(192,486)	(781,576)
Deferred tax (expense) benefit	(2,602,097)	3,745	(2,598,352)

(ii)	Refers to the increase in the valuation allowance related to the deferred tax assets in 2017, 2016, and 2015.
(iii)	Refers to the effects of the difference between the applicable tax rate in Brazil and the tax rates applicable to other Group companies located abroad.
(iv)

The main effects of nondeductible expenses refers to: (1) the effects of the adjustments of debt obligations due to the filing of the Bankruptcy Petitions and based on the Plan of R$26 million (R$1.860 million in 2016); (2) the impairment of Unitel available-for-sale investment which is not tax deductible in the amount of R$90 million (R$371 million in 2016 and R$152 million in 2015) (Note 24), and (3) the impairment of goodwill and trademarks for the Telecommunication services in Brazil and impairment of goodwill related to África, which is not tax deductible in the amount of R$16 million (R$77 million in 2016 and R$91 million in 2015).

(v)

These tax incentives correspond mainly to a 75% reduction in the current tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brazil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.

(vi)

Refers to a tax position taken in prior periods which were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would more-likely-than-not of being sustained, it was decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30th, 2015, excluding tax debts that are subject to tax installment payments.

Summary of Significant Components of Current and Deferred Taxes

Significant components of current and deferred taxes

	ASSETS
	06/30/2018	12/31/2017
Current recoverable taxes
Recoverable income tax (IRPJ)	494,754	565,725
Recoverable social contribution (CSLL)	132,159	135,348
IRRF/CSLL – withholding income taxes	226,338	422,437

Total current	853,251	1,123,510

	06/30/2018	12/31/2017
Deferred taxes assets
Other temporary differences	5,403,499	8,854,946
Tax loss carryforwards	15,640,294	5,752,241
Total deferred taxes assets	21,043,793	14,607,187

Other intangibles	(2,273,867)	(2,428,128)
Pension plan assets	(350,027)	(333,899)
Other temporary diferences	(1,131,919)	(1,073,293)
Total deferred tax liabilities	(3,755,813)	(3,835,320)

Valuation allowance	(17,887,715)	(11,269,242)

Total deferred taxes, net	(599,735)	(497,375)

Significant components of current and deferred taxes

	ASSETS
	2017	2016
Current recoverable taxes
Recoverable income tax (IRPJ) (i)	565,725	390,809
Recoverable social contribution (CSLL) (i)	135,348	168,133
IRRF/CSLL—withholding income taxes (ii)	422,437	983,227

Total current	1,123,510	1,542,169

	2017	2016
Deferred taxes assets
Other temporary differences (iii)	8,854,946	8,849,961
Tax loss carryforwards (iv)	5,752,241	4,956,994

Total deferred taxes assets	14,607,187	13,806,955

Other intangibles	(2,428,128)	(2,707,265)
Pension plan assets	(333,899)	(316,060)
Other temporary diferences (v)	(1,073,293)	(1,324,904)

Total deferred tax liabilities	(3,835,320)	(4,348,229)

Valuation allowance (iii)	(11,269,242)	(10,134,731)

Total deferred taxes, net	(497,375)	(676,005)

(i)	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
(ii)

Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.

(iii)

For the year ended December 31, 2017, total valuation allowance increased from R$10,134,731 (6,239,713 in 2015) to R$11,269,242, reflecting a net change in the valuation allowance totaling R$1,134,511 recognized for the companies that, as of December 31, 2017, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

(iv)

The tax loss carryfowards of approximately R$16,918,355 corresponding to R$5,752,241 million of deferred tax assets, do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.

(v)	Refer mainly the tax effects of foreign exchange liabilities, inflation adjustments of judicial deposits and tax incentives.

Summary of Movements in Deferred Income Tax

Movements in deferred tax assets and liabilities

The table below does not consider the roll forward of the deferred tax asset from held-for-sale companies:

	Balance at 12/31/2017	Recognized in continuing operations	Add-backs/ Offsets	Balance at 06/30/2018
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	4,235,797	(2,748,078)	—	1,487,719
Allowance for doubtful accounts	693,315	198,586	—	891,901
Profit sharing	101,993	(87,668)	—	14,325
Foreign exchange differences	1,062,308	(840,345)	—	221,963
Merged goodwill	1,922,367	(116,248)	—	1,806,119
Other temporary items	839,166	142,306	—	981,472
Tax loss carryforwards
Tax loss carryforwards	5,752,241	10,124,399	(236,346)	15,640,294
Total deferred taxes assets	14,607,187	6,672,952	(236,346)	21,043,793
Other intangibles	(2,428,128)	154,261	—	(2,273,867)
Pension plan assets	(333,899)	(16,116)	—	(350,015)
Other temporary differences	(1,073,293)	(326,826)	268,188	(1,131,931)
Total deferred tax liabilities	(3,835,320)	(188,681)	268,188	(3,755,813)

Valuation allowance	(11,269,242)	(6,618,473)	—	(17,887,715)

Total net deferred tax	(497,375)	(134,202)	31,842	(599,735)

Movements in deferred tax assets and liabilities

The table below do not consider the rollforward of the deferred tax asset from held-for-sale companies:

	Balance at 2016	Recognized in continuing operations	Other comprehensive income	Add-backs/ Offsets (*)	Balance at 2017
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	3,827,131	408,666			4,235,797
Allowance for doubtful accounts	654,624	38,691			693,315
Profit sharing	22,304	79,689			101,993
Foreign exchange differences	1,062,308	—			1,062,308
Other temporary differences	2,037,477	(383,604)			1,653,873
License	1,246,117	(138,457)			1,107,660
Tax loss carryforwards
Tax loss carryforwards	4,956,994	1,853,701		(1,058,454)	5,752,241

Total deferred taxes assets	13,806,955	1,858,686	—	(1,058,454)	14,607,187

Other intangibles	(2,707,265)	279,137			(2,428,128)
Pension plan assets	(316,060)	(49,996)	32,157		(333,899)
Other temporary differences	(1,324,904)	251,611			(1,073,293)

Total deferred tax liabilities	(4,348,229)	480,752	32,157		(3,835,320)

Valuation allowance	(10,134,731)	(1,134,511)	—		(11,269,242)

Total net deferred tax	(676,005)	1,204,927	32,157	(1,058,454)	(497,375)

(*)

This year offsets relates to the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT), as it was possible to convert some amount of tax loss carryforwards into tax credits in order to offset part of the debts paid under the rules of such Programs, in the amount of R$1,035 million and R$21 million, respectively (Note 17). R$208,642 refers to the utilization of tax loss carryforwards for Income Tax and R$849,812 refers to utilization of tax loss carryforwards for non-income tax.

	Balance at 2015	Recognized in continuing operations	Other comprehensive income	Balance at 2016
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	1,539,343	2,287,788		3,827,131
Allowance for doubtful accounts	658,870	(4,246)		654,624
Profit sharing	64,243	(41,939)		22,304
Foreign exchange differences	1,778,361	(716,053)		1,062,308
Hedge accounting	207,608		(207,608)	—
Other temporary differences	1,590,285	447,192		2,037,477
License	1,384,574	(138,457)		1,246,117

Tax loss carryforwards

Tax loss carryforwards	4,134,378	822,616		4,956,994

Total deferred taxes assets	11,357,662	2,656,901	(207,608)	13,806,955

Other intangibles	(3,047,832)	340,567		(2,707,265)
Pension plan assets	(299,574)	(70,253)	53,767	(316,060)
Other temporary differences	(914,086)	(410,818)		(1,324,904)

Total deferred tax liabilities	(4,261,492)	(140,504)	53,767	(4,348,229)

Valuation allowance	(6,239,713)	(4,048,859)	153,841	(10,134,731)

Total net deferred tax	856,457	(1,532,462)		(676,005)

Summary of Income Taxes

Total income taxes for the years ended December 31, 2017, 2016 and 2015 were allocated as follows:

	2017	2016	2015 restated
Income (loss) from continuing operations	350,987	(2,245,113)	(3,379,928)
Loss from discontinued operations		—	(327,115)

Total income tax (expense) benefit recognized in earnings	350,987	(2,245,113)	(3,707,043)

Income tax (expense) recognized in other comprehensive income	32,157		(194,020)

Schedule of Unrecognized Tax Benefits RollForward

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the year ended December 31, 2015 as follows:

	2017	2015
Balance, beginning of year	—	84,650
Increase related to prior year tax position	274,529	165,676
Settlements	(274,529)	(250,326)
Balance, end of year